NOTES PAYABLE	3 Months Ended
Mar. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

6.   NOTES PAYABLE

Revolving Loan Due to SPE Member

In April 2017, the Company entered into a revolving loan agreement with an affiliate of a member of certain special purpose entities (“SPE”) with the Company, which was subsequently amended from time to time. The purpose of this revolving loan agreement is to finance the Company’s purchase of hardware for its various energy storage system projects. As of the beginning of 2020, the agreement had a total revolving loan capacity of $45.0 million that bore fixed interest at 10% with a maturity date of June 2020.

In May 2020, concurrent with the 2020 Credit Agreement discussed below, the Company entered into an amendment to the revolving loan agreement, which reduced the loan capacity to $35.0 million and extended the maturity date to May 2021. The amendment increased the fixed interest rate for any borrowings outstanding more than nine months to 14% thereafter. Additionally, under the original terms of the revolving loan agreement, the Company was able to finance 100% of the value of the hardware purchased up to the total loan capacity. The amendment reduced the advance rate to 85%, with an additional reduction to 70% in August 2020. The amendment was accounted for as a modification of the debt, which did not have a material impact on the condensed consolidated financial statements. As of March 31, 2021 and December 31, 2020, the Company had $9.6 million and $7.4 million, respectively, outstanding under the revolving loan agreement.

The revolving loan agreement is primarily secured by the purchased hardware under the facility and secondarily by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the revolving loan agreement as of March 31, 2021.

Term Loan Due to SPE Member

In December 2018, the Company entered into a term loan in the amount of $13.3 million with an affiliate of a member of certain SPEs with the Company. As of the beginning of 2020, the term loan bore fixed interest of 12.5% on the outstanding principal balance with a final balloon payment of $3.0 million due at the maturity date of June 30, 2020. In May 2020, the Company repaid the remaining outstanding balance of $5.9 million with the proceeds received through the 2020 Credit Agreement discussed below.

Term Loan Due to Former Non-Controlling Interest Holder

In June 2018, the Company acquired the outstanding member interests of an entity controlled by the Company for $8.1 million. The Company financed this acquisition by entering into a term loan agreement with the noncontrolling member bearing fixed interest of 4.5% per quarter (18.0% per annum) on the outstanding principal balance. The loan requires fixed quarterly payments throughout the term of the loan, which will be paid in full by April 1, 2026.

In May 2020, the Company amended the term loan and, using the proceeds from the 2020 Credit Agreement discussed below, prepaid $1.5 million of principal and interest on the note, of which $1.0 million was towards the outstanding principal balance, thereby reducing the fixed quarterly payment due to the lender. In relation to this amendment, the Company was required to issue warrants for 400,000 shares of common stock resulting in a discount to the term loan of $0.2 million. Such debt discount is being amortized to earnings through interest expense over the expected life of the debt. As of March 31, 2021, and December 31, 2020 the outstanding balance was $5.7 million and $5.8 million, respectively.

The term loan is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property, and contains customary representations and warranties, nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the revolving loan agreement as of March 31, 2021.

2020 Credit Agreement

In May 2020, the Company entered into a credit agreement (“2020 Credit Agreement”) with a new lender that provided the Company with proceeds of $25.0 million that will provide the Company with access to working capital towards the purchase of energy storage system equipment. The 2020 Credit Agreement has a maturity date of the earlier of (1) May 2021, (2) the maturity date of the revolving loan agreement, or (3) the maturity date of the convertible promissory notes discussed below. The loan bears interest of 12% per annum, of which 8% is paid in cash and 4% is added back to principal of the loan balance every quarter. The Company used a portion of the proceeds towards payments associated with existing debt as previously discussed. As of March 31, 2021, and December 31, 2020, the outstanding balance was $25.9 million and $25.6 million, respectively.

In relation to the 2020 Credit Agreement, the Company issued warrants for 750,000 shares of Series D convertible preferred stock. However, if the Company repays the borrowed amount with 12 months from the issuance date, the warrants are terminated. The Company determined the fair value of these warrants upon issuance are immaterial.

The 2020 Credit Agreement is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the 2020 Credit Agreement as of March 31, 2021.

2021 Credit Agreement

In January 2021, the Company entered into a credit agreement to provide a total of $2.7 million towards the financing of certain energy storage systems owned and operated by the Company. The credit agreement has a stated interest of 5.45% and a maturity date of June 2031. The Company received an advance under the credit agreement of $1.8 million in January 2021. The repayment of advances received under this credit agreement is determined by the lender based on the proceeds generated by the Company through the operation of the underlying energy storage systems. As of March 31, 2021, and December 31, 2020, the outstanding balance was $1.8 million and zero, respectively. The Company was in compliance with all covenants associated with the 2021 Credit Agreement as of March 31, 2021.

The Company’s outstanding debt consisted of the following as of March 31, 2021 (in thousands):

3/31/2021
Outstanding principal	$43,025
Unamortized discount	(425)
Carrying value of debt	$42,600

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of March 31, 2021 (in thousands):

Payment Schedule
Remainder of 2021	$36,052
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	2,614
Total	$43,025